Segmented Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2019	May 31, 2018	Nov. 30, 2018
Revenues	$ 1,214,520	$ 576,967	$ 1,558,056	$ 911,485
Assets	5,567,637		5,567,637		$ 11,474,227
Total property and equipment	2,516,464		2,516,464		2,755,993
Canada [Member]
Revenues	0	0	0	0
Assets	5,567,637		5,567,637		11,474,227
Total property and equipment	2,516,464		2,516,464		$ 2,755,993
United States [Member]
Revenues	$ 1,214,520	$ 576,967	$ 911,485	$ 1,558,056